Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares authorized	100,000,000	100,000,000	100,000,000
Common stock subject to possible redemption, shares outstanding	1,252,372	1,252,372	5,733,920
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, share issued
Preferred stock, share outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,728,078	1,728,078	1,728,078
Common stock, shares outstanding	1,728,078	1,728,078	1,728,078